Vanguard Russell 1000 Value Index Fund Expense Example - ETF Prospectus [Member] - Vanguard Russell 1000 Value Index Fund - ETF Shares	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 7
Expense Example, with Redemption, 3 Years	23
Expense Example, with Redemption, 5 Years	40
Expense Example, with Redemption, 10 Years	$ 90